Share Capital and Reserves (Tables)	12 Months Ended
Dec. 31, 2023
Share Capital and Reserves [Abstract]
Schedule of Composition of Share Capital	A.Composition of share capital
	December 31
	2023		2022
	Authorized	Issued and outstanding	Authorized	Issued and outstanding

Ordinary shares, par value NIS 0.01 each (1)	1,000,000,000	69,579,231	100,000,000	27,780,896
(1)	On August 14, 2023, the annual and special general meeting of shareholders of the Company approved to increase the authorized shares of the Company by 900,000,000 ordinary shares.

Schedule of Changes in the Issued and Outstanding Capital	C.Changes in the issued and outstanding capital
	2023	2022	2021
Balance as of January 1	27,780,896	7,984,706	7,696,626

Conversion of non-registered rights into ordinary shares (1)	-	-	288,080
Issuance of ADSs and prefunded warrants through U.S. IPO (2)	-	15,750,885	-
Issuance of ADSs through private placement transaction (3)	-	4,045,305	-
Issuance of ADSs as commitment shares for receiving an equity line (4)	340,760	-	-
Issuance of ADSs resulted from partial exercise of Commitment Amount under equity line (4)	21,530,865	-	-
Repayment of promissory note through issuance of ADSs resulted from partial exercise of Commitment Amount under equity line (4)	11,503,375	-	-
Issuance of ADSs through public offering transaction as part of shelf prospectus (5)	8,333,335	-	-
Exercise of restricted share units into ordinary shares (6)	90,000	-	-
Balance as of December 31	69,579,231	27,780,896	7,984,706
(1)	In February 2021, a service provider exercised 288,080 non-registered rights into the same number of ordinary shares of the Company for no consideration.

(2)	As noted in Note 1B above, on June 7, 2022, the Company completed the U.S. IPO under which the Company received gross proceeds of approximately $13 million (approximately NIS 43,441), before deducting underwriting discounts and offering expenses payable by the Company, for the issuance and sale of of -
(3)	On December 11, 2022, the Company entered into the PIPE Agreement with the PIPE Purchaser, under which the Company sold to the PIPE Purchaser 809,061 ADSs at a purchase price of $1.854 per ADS in the PIPE for total gross proceeds of approximately $1.5 million (approximately NIS 5,141) (the “Proceeds”).
(4)	On June 5, 2023, the Company entered into the SEPA with Yorkville, under which the Company was granted the right, but not the obligation, to sell to Yorkville from time to time up to the Commitment Amount of the Company’s ADSs, during a limited period of 48-months following the execution of the SEPA, subject to the restrictions and satisfaction of the conditions in the SEPA. At the Company’s option, the ADSs would be purchased by Yorkville from time to time at a price equal to 95% of the lowest of the 3 daily Volume Weighted Average Price (“VWAPs”) of the Company’s ADSs for such trading day on the Nasdaq during regular trading hours as reported by Bloomberg L.P during a 3 consecutive trading day period commencing on the date that the Company, subject to certain limitations, delivers a notice to Yorkville that the Company is committing Yorkville to purchase such the Advance Shares. As consideration for Yorkville’s irrevocable commitment to purchase the Company’s ADSs up to the Commitment Amount, the Company issued 68,152 ADSs (the “Commitment Shares”) to Yorkville.
(5)	On December 13, 2023, the Company entered into the Purchase Agreement with Yorkville under which the Company sold to Yorkville through the Registered Direct Offering 1,666,667 ADSs for total gross proceeds of $1,000 thousand (approximately NIS 3,685), before deducting the offering expenses payable by the Company, at an offering price of $0.60 per ADS.
(6)	In December 2023, 90,000 RSUs granted to the Company’s CEO were settled for the same number of ordinary shares of the Company.

Schedule of Initial Recognition Date Gross Proceeds Received	Pursuant to the above, at the initial recognition date the gross proceeds received was allocated to identified components as follows:
Fair value at Closing Date

Derivative warrant liability (*)	3,947
Pre-funded warrant and ADSs	39,494
Total gross consideration	43,441
(*)	The fair value of the derivate warrant liability was determined and estimated at level 1 in the fair value hierarchy based on the price of the Warrants of $0.3508 which is an average quoted market trading price in the first four business days following the Closing Date.

Schedule of Initial Recognition Date Gross Proceeds Received	The following tabular presentation reflects the reconciliation of the fair value of derivative warrant liability during the years ended December 31, 2023 and 2022:
	Year ended December 31,
	2023	2022

Opening balance	1,151	-
Recognition of fair value of warrants issued at effective date	-	3,947
Warrants issued as result of partially exercised of over-allotment option	-	158
Revaluation of derivative warrant liability exercisable for ADSs (see Note 16B below) (*)	(877)	(2,954)
Closing balance	274	1,151
(*)	Due to lack of trading activity of the Warrant, as of December 31, 2023, the management estimated the fair value of the Warrant by using Black-Scholes-Merton pricing model in which the assumptions that have been used were as follows: expected dividend yield of 0%; risk-free interest rate of 4.07%; expected volatility of 85.7%, exercise period and exercise price based on stated terms and ADS price of $0.72 which represents the quoted market price.

Schedule of Initial Date Net Proceeds Received	Pursuant to the above, at the initial date the net proceeds received were allocated to identified components as follows:
Fair value at Closing Date

Put Options (*)	-
First Promissory Note (**)	7,083
Commitment Shares	87
Total net consideration	7,170
(*)	Management by using the assistance of third-party appraiser has determined that the fair value of the Put Options is zero as the exercise price of the Put Options is out of money at any exercise date.
(**)	The fair value of the First Promissory Note was based on rating model using a discount rate of 17.51% which represented the Company’s applicable rate of risk, as determined by management using the assistance of third-party appraiser.

Schedule of Presentation Reflects Reconciliation of Carrying Amount	The following tabular presentation reflects the reconciliation of the carrying amount of the Promissory Notes during the period commencing the Closing Date through December 31, 2023:
Year ended December 31,
2023

Opening balance	-
Net amount allocated to Promissory Notes at initial date	10,680
Repayment of First Promissory Note in cash	(754)
Repayment of First Promissory Note and accrued interest through issuance of ADSs resulted from partial exercise of Commitment Amount under equity line	(3,313)
Recognition of discount, interest and exchange differences expenses related to Promissory Notes (see Note 16A below)	592
Income from exchange rate differentials	(66)
Closing balance	7,139